Accounts Receivable (Tables)	6 Months Ended
Jun. 30, 2025
Accounts Receivable [Abstract]
Schedule of Accounts Receivable
	June 30,	December 31,
	2025	2024
Trade receivables	$4,260,324	$4,796,638
Provision for expected credit loss	(648,653)	(648,653)
Exchange rate difference	15,548	29,693
	$3,627,219	$4,177,678